Property and Equipment - Additional information (Detail) (USD $)	9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 10,412	$ 8,335	$ 11,677	$ 11,554	$ 101,144	$ 111,556